Non-life and Life and Health Reserves - Life and health reserve rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Reinsurance recoverable at beginning of year	$ 901,063
Reinsurance recoverable at end of year	1,787,493		$ 901,063
Life and Health
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Gross liability at beginning of period	2,704,229		2,417,044		$ 2,198,080
Reinsurance recoverable at beginning of year	35,662		16,183		11,829
Net liability at beginning of period	2,668,567		2,400,861		2,186,251
Net incurred losses	1,440,739	[1]	1,318,196	[1]	1,263,016
Net losses paid	(1,413,316)		(1,230,383)		(1,071,487)
Effects of foreign exchange rate changes and other	(78,904)		179,893		23,081
Net liability at end of period	2,617,086		2,668,567		2,400,861
Reinsurance recoverable at end of year	21,000		35,662		16,183
Gross liability at end of period	2,638,086		2,704,229		$ 2,417,044
Treaties recaptured gains	15,000		28,000
Life and Health | Disability
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Prior years' loss development	$ (5,000)		$ 52,000
Life and Health | Minimum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	0.00%		0.00%		0.00%
Life and Health | Maximum
Reconciliation of Loss and Loss Expenses Including Life Policy Benefits [Line Items]
Interest rate assumption related to policy benefits for life and annuity contracts	11.00%		11.00%		11.00%

[1]	During 2021 and 2020, certain life and health treaties were recaptured, resulting in total gains upon recapture of $15 million and $28 million respectively, recorded as a reduction to net incurred losses.